AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 76.3%

COMMON STOCKS - 76.3%

Aerospace & Defense - 3.1%
BWX Technologies, Inc.(a)	25,449	1,281,866
Curtiss-Wright Corp.(a)	9,120	1,269,139
General Dynamics Corp.(a)	5,776	1,225,494
Huntington Ingalls Industries, Inc.(a)	5,776	1,279,384
L3Harris Technologies, Inc.(a)	5,776	1,200,426
Lockheed Martin Corp.(a)	3,040	1,174,322
Mercury Systems, Inc.*(a)	27,577	1,119,626
Northrop Grumman Corp.(a)	2,736	1,286,796
		9,837,053
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.(a)	11,769	1,133,472
FedEx Corp.(a)	6,080	902,698
		2,036,170
Airlines - 0.4%
Southwest Airlines Co.*(a)	36,002	1,110,302

Auto Components - 0.4%
Gentex Corp.(a)	48,770	1,162,677

Automobiles - 0.4%
Thor Industries, Inc.(a)	15,721	1,100,156

Banks - 2.9%
Commerce Bancshares, Inc.(a)	19,065	1,261,340
First Horizon Corp.(a)	58,715	1,344,574
Glacier Bancorp, Inc.(a)	26,361	1,295,116
Home BancShares, Inc.(a)	55,979	1,260,087
Prosperity Bancshares, Inc.(a)	18,457	1,230,713
Umpqua Holdings Corp.(a)	73,611	1,258,012
United Bankshares, Inc.(a)	35,394	1,265,335
		8,915,177
Biotechnology - 4.5%
Alkermes plc*(a)	54,850	1,224,801
Amgen, Inc.(a)	5,776	1,301,910
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	9,120	1,378,670
CRISPR Therapeutics AG*(a)	19,977	1,305,497
Exelixis, Inc.*(a)	73,915	1,158,987
Gilead Sciences, Inc.(a)	21,497	1,326,150
Incyte Corp.*(a)	18,761	1,250,233
Mirati Therapeutics, Inc.*(a)	17,545	1,225,343
Neurocrine Biosciences, Inc.*(a)	12,681	1,346,849
Vertex Pharmaceuticals, Inc.*(a)	4,864	1,408,323
Vir Biotechnology, Inc.*(a)	55,154	1,063,369
		13,990,132
Capital Markets - 0.4%
Cboe Global Markets, Inc.(a)	11,161	1,309,967

Chemicals - 1.6%
CF Industries Holdings, Inc.(a)	11,465	1,103,506
Huntsman Corp.(a)	45,730	1,122,214
LyondellBasell Industries NV, Class A(a)	15,417	1,160,592
NewMarket Corp.(a)	4,864	1,463,237
		4,849,549
Commercial Services & Supplies - 2.0%
Clean Harbors, Inc.*(a)	11,161	1,227,487
Republic Services, Inc.(a)	9,424	1,282,041
Rollins, Inc.(a)	39,042	1,353,976
Stericycle, Inc.*(a)	26,361	1,110,062
Waste Management, Inc.(a)	7,904	1,266,300
		6,239,866
Communications Equipment - 0.8%
Cisco Systems, Inc.(a)	29,401	1,176,040
Viavi Solutions, Inc.*(a)	92,676	1,209,422
		2,385,462
Construction & Engineering - 0.4%
MDU Resources Group, Inc.(a)	43,298	1,184,200

Containers & Packaging - 1.8%
Amcor plc(a)	108,397	1,163,100
International Paper Co.(a)	31,529	999,469
Packaging Corp. of America(a)	9,728	1,092,357
Silgan Holdings, Inc.(a)	29,097	1,223,238
Sonoco Products Co.(a)	20,889	1,185,033
		5,663,197
Diversified Consumer Services - 2.1%
Chegg, Inc.*(a)	69,659	1,467,715
Grand Canyon Education, Inc.*(a)	16,025	1,318,056
H&R Block, Inc.(a)	29,097	1,237,787
Service Corp. International(a)	21,193	1,223,684
Terminix Global Holdings, Inc.*(a)	31,225	1,195,605
		6,442,847
Diversified Telecommunication Services - 0.7%
AT&T, Inc.(a)	75,435	1,157,173
Verizon Communications, Inc.(a)	31,225	1,185,613
		2,342,786
Electric Utilities - 2.2%
ALLETE, Inc.(a)	22,409	1,121,570
American Electric Power Co., Inc.(a)	13,289	1,148,834
Duke Energy Corp.(a)	12,377	1,151,309
PNM Resources, Inc.(a)	28,489	1,302,802
Portland General Electric Co.(a)	25,753	1,119,225
Xcel Energy, Inc.(a)	17,849	1,142,336
		6,986,076
Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics, Inc.*(a)	12,681	1,169,061
Avnet, Inc.(a)	30,313	1,094,906
Vontier Corp.(a)	59,627	996,367
		3,260,334
Energy Equipment & Services - 0.3%
Baker Hughes Co.(a)	51,506	1,079,566

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Entertainment - 1.2%
Activision Blizzard, Inc.(a)	17,241	1,281,696
Electronic Arts, Inc.(a)	10,336	1,195,978
Take-Two Interactive Software, Inc.*(a)	10,640	1,159,760
		3,637,434
Equity Real Estate Investment Trusts (REITs) - 5.2%
Corporate Office Properties Trust(a)	51,202	1,189,422
Cousins Properties, Inc.(a)	48,466	1,131,681
Equity Commonwealth(a)	50,898	1,239,875
Equity LifeStyle Properties, Inc.(a)	18,457	1,159,838
Gaming and Leisure Properties, Inc.(a)	26,665	1,179,660
Healthpeak Properties, Inc.(a)	50,290	1,152,647
National Retail Properties, Inc.(a)	29,401	1,171,924
Omega Healthcare Investors, Inc.(a)	41,170	1,214,103
Physicians Realty Trust(a)	77,780	1,169,811
Realty Income Corp.(a)	19,369	1,127,276
Sabra Health Care REIT, Inc.(a)	87,204	1,144,117
Ventas, Inc.(a)	27,881	1,119,980
Welltower, Inc.(a)	17,545	1,128,494
WP Carey, Inc.(a)	15,721	1,097,326
		16,226,154
Food Products - 3.5%
Bunge Ltd.(a)	13,289	1,097,273
Campbell Soup Co.(a)	26,665	1,256,455
Conagra Brands, Inc.(a)	38,434	1,254,101
General Mills, Inc.(a)	17,545	1,344,122
Hormel Foods Corp.(a)	26,361	1,197,844
J M Smucker Co. (The)(a)	9,424	1,294,952
Kellogg Co.(a)	18,153	1,264,538
Kraft Heinz Co. (The)(a)	35,394	1,180,390
Tyson Foods, Inc., Class A(a)	17,241	1,136,699
		11,026,374
Gas Utilities - 0.4%
Spire, Inc.(a)	18,457	1,150,425

Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.(a)	23,625	1,272,442
Becton Dickinson and Co.(a)	5,472	1,219,326
QuidelOrtho Corp.*(a)	16,329	1,167,197
		3,658,965
Health Care Providers & Services - 1.3%
HealthEquity, Inc.*(a)	21,193	1,423,534
Premier, Inc., Class A(a)	36,610	1,242,543
Quest Diagnostics, Inc.(a)	10,640	1,305,422
		3,971,499
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza, Inc.(a)	3,344	1,037,309
Marriott International, Inc., Class A(a)	8,512	1,192,872
McDonald's Corp.(a)	5,168	1,192,464
Wyndham Hotels & Resorts, Inc.(a)	20,281	1,244,239
Yum! Brands, Inc.(a)	12,073	1,283,843
		5,950,727
Household Durables - 0.7%
Helen of Troy Ltd.*(a)	10,640	1,026,122
Leggett & Platt, Inc.(a)	34,482	1,145,492
		2,171,614
Household Products - 0.4%
Kimberly-Clark Corp.(a)	10,336	1,163,213

Insurance - 6.9%
Alleghany Corp.*(a)	1,520	1,275,842
Arch Capital Group Ltd.*(a)	29,097	1,325,077
Assurant, Inc.(a)	8,512	1,236,538
Axis Capital Holdings Ltd.(a)	25,145	1,235,877
Cincinnati Financial Corp.(a)	13,289	1,190,296
Everest Re Group Ltd.(a)	4,864	1,276,508
Globe Life, Inc.(a)	13,593	1,355,222
Hanover Insurance Group, Inc. (The)(a)	10,032	1,285,501
Hartford Financial Services Group, Inc. (The)(a)	20,281	1,256,205
Mercury General Corp.(a)	40,866	1,161,412
Progressive Corp. (The)(a)	10,944	1,271,802
RenaissanceRe Holdings Ltd.(a)	10,032	1,408,393
RLI Corp.(a)	11,769	1,204,910
Selective Insurance Group, Inc.(a)	16,633	1,353,926
Travelers Cos., Inc. (The)(a)	8,208	1,257,466
W R Berkley Corp.(a)	20,281	1,309,747
White Mountains Insurance Group Ltd.(a)	912	1,188,354
		21,593,076
IT Services - 6.0%
Akamai Technologies, Inc.*(a)	14,505	1,165,042
Amdocs Ltd.(a)	15,721	1,249,033
Broadridge Financial Solutions, Inc.(a)	7,904	1,140,705
Cognizant Technology Solutions Corp., Class A(a)	20,889	1,199,864
Concentrix Corp.(a)	10,336	1,153,808
Fidelity National Information Services, Inc.(a)	14,505	1,096,143
Fiserv, Inc.*(a)	12,985	1,215,006
FleetCor Technologies, Inc.*(a)	6,080	1,071,114
Genpact Ltd.(a)	28,793	1,260,270
Global Payments, Inc.(a)	10,944	1,182,499
International Business Machines Corp.(a)	10,336	1,228,020
Jack Henry & Associates, Inc.(a)	6,992	1,274,432
Mastercard, Inc., Class A(a)	3,952	1,123,712
Maximus, Inc.(a)	21,801	1,261,624
Western Union Co. (The)(a)	88,420	1,193,670
WEX, Inc.*(a)	8,512	1,080,513
		18,895,455
Leisure Products - 0.4%
Hasbro, Inc.(a)	16,633	1,121,397

Machinery - 1.5%
Allison Transmission Holdings, Inc.(a)	36,306	1,225,691
Caterpillar, Inc.(a)	6,992	1,147,247
Cummins, Inc.(a)	6,080	1,237,341

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Flowserve Corp.(a)	42,994	1,044,754
		4,655,033
Media - 1.2%
Comcast Corp., Class A(a)	36,610	1,073,771
Omnicom Group, Inc.(a)	19,673	1,241,170
TEGNA, Inc.(a)	62,971	1,302,240
		3,617,181
Metals & Mining - 0.8%
Newmont Corp.(a)	31,225	1,312,387
Royal Gold, Inc.(a)	13,897	1,303,816
		2,616,203
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Blackstone Mortgage Trust, Inc., Class A(a)	45,122	1,053,147

Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.*(a)	22,105	1,140,618

Multi-Utilities - 1.1%
Avista Corp.(a)	31,529	1,168,149
NorthWestern Corp.(a)	24,233	1,194,202
WEC Energy Group, Inc.(a)	12,681	1,134,062
		3,496,413
Oil, Gas & Consumable Fuels - 1.9%
Chevron Corp.(a)	8,208	1,179,243
Exxon Mobil Corp.(a)	13,593	1,186,805
HF Sinclair Corp.(a)	24,841	1,337,440
Valero Energy Corp.(a)	11,161	1,192,553
Williams Cos., Inc. (The)(a)	38,434	1,100,365
		5,996,406
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.(a)	19,065	1,355,331
Elanco Animal Health, Inc.*(a)	87,508	1,085,974
Jazz Pharmaceuticals plc*(a)	8,816	1,175,085
Johnson & Johnson(a)	8,208	1,340,859
Merck & Co., Inc.(a)	15,113	1,301,532
Organon & Co.(a)	45,426	1,062,968
Perrigo Co. plc(a)	34,482	1,229,628
Pfizer, Inc.(a)	28,793	1,259,982
Royalty Pharma plc, Class A(a)	31,225	1,254,620
		11,065,979
Professional Services - 2.8%
Booz Allen Hamilton Holding Corp.(a)	13,897	1,283,388
CACI International, Inc., Class A*(a)	4,864	1,269,796
Dun & Bradstreet Holdings, Inc.(a)	92,068	1,140,722
FTI Consulting, Inc.*(a)	8,512	1,410,523
Leidos Holdings, Inc.(a)	13,897	1,215,571
ManpowerGroup, Inc.(a)	18,153	1,174,318
Science Applications International Corp.(a)	14,809	1,309,560
		8,803,878
Road & Rail - 0.7%
Norfolk Southern Corp.(a)	5,472	1,147,205
Union Pacific Corp.(a)	5,776	1,125,280
		2,272,485
Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp.(a)	40,258	1,037,449

Software - 2.3%
Aspen Technology, Inc.*(a)	6,384	1,520,669
Black Knight, Inc.*(a)	19,977	1,293,111
Dolby Laboratories, Inc., Class A(a)	18,457	1,202,474
Fair Isaac Corp.*(a)	2,736	1,127,259
NortonLifeLock, Inc.(a)	59,323	1,194,765
Verint Systems, Inc.*(a)	27,273	915,827
		7,254,105
Specialty Retail - 2.6%
AutoNation, Inc.*(a)	10,640	1,083,897
Foot Locker, Inc.(a)	36,610	1,139,669
Lithia Motors, Inc., Class A(a)	4,864	1,043,571
Murphy USA, Inc.(a)	4,560	1,253,590
O'Reilly Automotive, Inc.*(a)	1,824	1,282,910
Penske Automotive Group, Inc.(a)	11,161	1,098,577
Tractor Supply Co.(a)	6,992	1,299,673
		8,201,887
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies, Inc., Class C(a)	32,441	1,108,509
Hewlett Packard Enterprise Co.(a)	97,844	1,172,171
HP, Inc.(a)	42,994	1,071,411
		3,352,091
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.(a)	17,545	1,149,724

Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp, Inc.(a)	133,542	1,139,113
Radian Group, Inc.(a)	61,451	1,185,390
		2,324,503
TOTAL COMMON STOCKS (COST $263,866,957)		238,498,952

TOTAL LONG POSITIONS (Cost $263,866,957)		238,498,952

SHORT POSITIONS - (76.8)%

COMMON STOCKS - (76.8)%

Aerospace & Defense - (0.4)%
Axon Enterprise, Inc.	(11,465)	(1,327,074)

Air Freight & Logistics - (0.4)%
GXO Logistics, Inc.	(30,617)	(1,073,432)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Airlines - (1.5)%
American Airlines Group, Inc.	(101,405)	(1,220,916)
Delta Air Lines, Inc.	(42,690)	(1,197,881)
JetBlue Airways Corp.	(173,496)	(1,150,279)
United Airlines Holdings, Inc.	(38,130)	(1,240,369)
		(4,809,445)
Automobiles - (0.4)%
Tesla, Inc.	(4,864)	(1,290,176)

Banks - (1.1)%
First Republic Bank	(9,120)	(1,190,616)
Signature Bank	(7,600)	(1,147,600)
SVB Financial Group	(3,344)	(1,122,848)
		(3,461,064)
Beverages - (0.8)%
Boston Beer Co., Inc. (The), Class A	(3,952)	(1,279,065)
Celsius Holdings, Inc.	(13,289)	(1,205,046)
		(2,484,111)
Biotechnology - (2.0)%
Arrowhead Pharmaceuticals, Inc.	(34,786)	(1,149,677)
Blueprint Medicines Corp.	(19,369)	(1,276,224)
Intellia Therapeutics, Inc.	(23,625)	(1,322,055)
Natera, Inc.	(28,793)	(1,261,709)
Twist Bioscience Corp.	(32,441)	(1,143,221)
		(6,152,886)
Building Products - (1.2)%
Advanced Drainage Systems, Inc.	(10,032)	(1,247,680)
Builders FirstSource, Inc.	(22,409)	(1,320,338)
Trex Co., Inc.	(29,097)	(1,278,522)
		(3,846,540)
Capital Markets - (7.0)%
Affiliated Managers Group, Inc.	(10,640)	(1,190,084)
Ameriprise Financial, Inc.	(5,168)	(1,302,077)
Ares Management Corp.	(18,457)	(1,143,411)
BlackRock, Inc.	(2,128)	(1,170,996)
Blackstone, Inc., Class A	(14,201)	(1,188,624)
Carlyle Group, Inc. (The)	(42,082)	(1,087,399)
Charles Schwab Corp. (The)	(19,369)	(1,392,050)
Franklin Resources, Inc.	(52,722)	(1,134,577)
Invesco Ltd.	(80,820)	(1,107,234)
Janus Henderson Group plc	(57,195)	(1,161,630)
Jefferies Financial Group, Inc.	(42,994)	(1,268,323)
KKR & Co., Inc.	(26,969)	(1,159,667)
Morningstar, Inc.	(6,080)	(1,290,906)
MSCI, Inc.	(3,040)	(1,282,241)
Northern Trust Corp.	(14,505)	(1,241,048)
Raymond James Financial, Inc.	(12,985)	(1,283,178)
State Street Corp.	(20,281)	(1,233,288)
T. Rowe Price Group, Inc.	(11,465)	(1,203,940)
		(21,840,673)
Chemicals - (1.3)%
Albemarle Corp.	(4,864)	(1,286,236)
Chemours Co. (The)	(39,042)	(962,385)
Olin Corp.	(24,841)	(1,065,182)
Scotts Miracle-Gro Co. (The)	(19,065)	(815,029)
		(4,128,832)
Commercial Services & Supplies - (1.2)%
Cintas Corp.	(3,344)	(1,298,107)
Copart, Inc.	(11,465)	(1,219,876)
Tetra Tech, Inc.	(10,032)	(1,289,413)
		(3,807,396)
Communications Equipment - (0.4)%
Arista Networks, Inc.	(11,161)	(1,259,965)

Construction & Engineering - (0.4)%
WillScot Mobile Mini Holdings Corp.	(33,874)	(1,366,138)

Consumer Finance - (1.9)%
Ally Financial, Inc.	(40,562)	(1,128,840)
American Express Co.	(8,816)	(1,189,367)
Credit Acceptance Corp.	(2,432)	(1,065,216)
SLM Corp.	(93,892)	(1,313,549)
SoFi Technologies, Inc.	(225,610)	(1,100,977)
		(5,797,949)
Electric Utilities - (1.6)%
Edison International	(19,977)	(1,130,299)
NextEra Energy, Inc.	(15,721)	(1,232,684)
NRG Energy, Inc.	(33,266)	(1,273,090)
PG&E Corp.	(111,741)	(1,396,762)
		(5,032,835)
Electrical Equipment - (1.4)%
Generac Holdings, Inc.	(6,080)	(1,083,091)
Plug Power, Inc.	(48,162)	(1,011,884)
Sunrun, Inc.	(41,778)	(1,152,655)
Vertiv Holdings Co.	(119,423)	(1,160,791)
		(4,408,421)
Entertainment - (0.9)%
Netflix, Inc.	(6,384)	(1,503,049)
Roku, Inc.	(20,281)	(1,143,848)
		(2,646,897)
Equity Real Estate Investment Trusts (REITs) - (3.4)%
Alexandria Real Estate Equities, Inc.	(8,816)	(1,235,915)
Brixmor Property Group, Inc.	(62,971)	(1,163,074)
EastGroup Properties, Inc.	(8,208)	(1,184,743)
Host Hotels & Resorts, Inc.	(76,347)	(1,212,390)
National Storage Affiliates Trust	(25,753)	(1,070,810)
Prologis, Inc.	(10,944)	(1,111,911)
Regency Centers Corp.	(22,105)	(1,190,354)
Simon Property Group, Inc.	(13,289)	(1,192,688)
SL Green Realty Corp.	(31,225)	(1,253,996)
		(10,615,881)
Food & Staples Retailing - (1.6)%
BJ's Wholesale Club Holdings, Inc.	(19,673)	(1,432,391)
Costco Wholesale Corp.	(2,736)	(1,292,131)
Performance Food Group Co.	(27,577)	(1,184,432)
US Foods Holding Corp.	(44,210)	(1,168,912)
		(5,077,866)
Food Products - (0.9)%
Freshpet, Inc.	(30,921)	(1,548,833)
Lamb Weston Holdings, Inc.	(17,241)	(1,334,109)
		(2,882,942)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Gas Utilities - (0.4)%
UGI Corp.	(34,786)	(1,124,631)

Health Care Equipment & Supplies - (3.6)%
Align Technology, Inc.	(5,472)	(1,133,306)
Dexcom, Inc.	(16,329)	(1,315,138)
Inspire Medical Systems, Inc.	(6,688)	(1,186,251)
Insulet Corp.	(5,168)	(1,185,539)
Intuitive Surgical, Inc.	(6,688)	(1,253,599)
Novocure Ltd.	(16,937)	(1,286,873)
Penumbra, Inc.	(8,512)	(1,613,875)
Shockwave Medical, Inc.	(4,560)	(1,267,999)
STAAR Surgical Co.	(14,201)	(1,001,880)
		(11,244,460)
Health Care Providers & Services - (1.3)%
1Life Healthcare, Inc.	(80,212)	(1,375,636)
Guardant Health, Inc.	(27,881)	(1,500,834)
Oak Street Health, Inc.	(50,290)	(1,233,111)
		(4,109,581)
Health Care Technology - (0.7)%
Teladoc Health, Inc.	(43,298)	(1,097,604)
Veeva Systems, Inc., Class A	(6,754)	(1,113,600)
		(2,211,204)
Hotels, Restaurants & Leisure - (1.8)%
Caesars Entertainment, Inc.	(31,928)	(1,029,997)
Carnival Corp.	(139,926)	(983,680)
DraftKings, Inc., Class A	(84,468)	(1,278,846)
Norwegian Cruise Line Holdings Ltd.	(101,709)	(1,155,414)
Royal Caribbean Cruises Ltd.	(33,049)	(1,252,557)
		(5,700,494)
Independent Power and Renewable Electricity Producers - (0.8)%
AES Corp. (The)	(54,546)	(1,232,740)
Vistra Corp.	(55,979)	(1,175,559)
		(2,408,299)
Insurance - (0.8)%
Brighthouse Financial, Inc.	(28,793)	(1,250,192)
Lincoln National Corp.	(29,401)	(1,290,998)
		(2,541,190)
Interactive Media & Services - (2.0)%
Cargurus, Inc.	(72,699)	(1,030,145)
Match Group, Inc.	(24,233)	(1,157,126)
Pinterest, Inc., Class A	(60,539)	(1,410,559)
Snap, Inc., Class A	(130,806)	(1,284,515)
ZoomInfo Technologies, Inc., Class A	(30,313)	(1,262,839)
		(6,145,184)
Internet & Direct Marketing Retail - (1.4)%
Chewy, Inc., Class A	(37,147)	(1,141,156)
DoorDash, Inc., Class A	(22,713)	(1,123,158)
Etsy, Inc.	(13,289)	(1,330,628)
Wayfair, Inc., Class A	(26,057)	(848,155)
		(4,443,097)
IT Services - (2.5)%
Affirm Holdings, Inc.	(56,587)	(1,061,572)
Block, Inc., Class A	(20,281)	(1,115,252)
Cloudflare, Inc., Class A	(21,497)	(1,188,999)
EPAM Systems, Inc.	(3,344)	(1,211,164)
MongoDB, Inc.	(3,952)	(784,709)
Snowflake, Inc., Class A	(6,992)	(1,188,360)
Twilio, Inc., Class A	(19,369)	(1,339,173)
		(7,889,229)
Leisure Products - (0.3)%
YETI Holdings, Inc.	(36,610)	(1,044,117)

Life Sciences Tools & Services - (2.8)%
10X Genomics, Inc., Class A	(40,524)	(1,154,124)
Azenta, Inc.	(24,841)	(1,064,685)
Bio-Techne Corp.	(4,256)	(1,208,704)
Illumina, Inc.	(6,688)	(1,276,003)
Medpace Holdings, Inc.	(8,816)	(1,385,611)
Pacific Biosciences of California, Inc.	(236,697)	(1,374,026)
Repligen Corp.	(6,080)	(1,137,629)
		(8,600,782)
Machinery - (0.4)%
ITT, Inc.	(18,457)	(1,205,980)

Metals & Mining - (2.0)%
Alcoa Corp.	(24,841)	(836,148)
Cleveland-Cliffs, Inc.	(74,523)	(1,003,825)
Freeport-McMoRan, Inc.	(43,298)	(1,183,334)
Nucor Corp.	(10,032)	(1,073,324)
Steel Dynamics, Inc.	(16,025)	(1,136,974)
United States Steel Corp.	(55,154)	(999,390)
		(6,232,995)
Multiline Retail - (0.8)%
Kohl's Corp.	(46,946)	(1,180,692)
Macy's, Inc.	(74,523)	(1,167,775)
		(2,348,467)
Multi-Utilities - (0.4)%
CenterPoint Energy, Inc.	(43,906)	(1,237,271)

Oil, Gas & Consumable Fuels - (2.4)%
APA Corp.	(34,786)	(1,189,333)
Devon Energy Corp.	(19,341)	(1,162,974)
Diamondback Energy, Inc.	(10,336)	(1,245,075)
EQT Corp.	(28,185)	(1,148,539)
Ovintiv, Inc.	(26,057)	(1,198,622)
Texas Pacific Land Corp.	(912)	(1,620,834)
		(7,565,377)
Paper & Forest Products - (0.4)%
Louisiana-Pacific Corp.	(24,841)	(1,271,611)

Personal Products - (0.7)%
Coty, Inc., Class A	(175,624)	(1,109,944)
Estee Lauder Cos., Inc. (The), Class A	(5,472)	(1,181,405)
		(2,291,349)
Professional Services - (2.0)%
ASGN, Inc.	(13,897)	(1,255,872)
CoStar Group, Inc.	(19,673)	(1,370,224)
Equifax, Inc.	(6,992)	(1,198,639)
Nielsen Holdings plc	(49,986)	(1,385,612)

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Upwork, Inc.	(79,604)	(1,084,206)
		(6,294,553)
Real Estate Management & Development - (1.7)%
Howard Hughes Corp. (The)	(21,193)	(1,173,880)
Jones Lang LaSalle, Inc.	(7,904)	(1,194,057)
Opendoor Technologies, Inc.	(306,386)	(952,861)
Redfin Corp.	(156,570)	(914,369)
Zillow Group, Inc., Class C	(40,866)	(1,169,176)
		(5,404,343)
Road & Rail - (1.9)%
Avis Budget Group, Inc.	(7,904)	(1,173,428)
Old Dominion Freight Line, Inc.	(4,864)	(1,210,017)
Saia, Inc.	(6,384)	(1,212,960)
Uber Technologies, Inc.	(48,770)	(1,292,405)
XPO Logistics, Inc.	(26,057)	(1,160,058)
		(6,048,868)
Semiconductors & Semiconductor Equipment - (3.8)%
Applied Materials, Inc.	(14,201)	(1,163,488)
Enphase Energy, Inc.	(4,864)	(1,349,614)
KLA Corp.	(3,952)	(1,195,994)
Lam Research Corp.	(3,040)	(1,112,640)
Lattice Semiconductor Corp.	(24,233)	(1,192,506)
NVIDIA Corp.	(8,512)	(1,033,271)
ON Semiconductor Corp.	(19,369)	(1,207,270)
Synaptics, Inc.	(11,769)	(1,165,249)
Teradyne, Inc.	(15,417)	(1,158,587)
Wolfspeed, Inc.	(11,769)	(1,216,444)
		(11,795,063)
Software - (6.1)%
Asana, Inc., Class A	(70,571)	(1,568,793)
Avalara, Inc.	(15,113)	(1,387,373)
Bill.com Holdings, Inc.	(8,208)	(1,086,493)
Confluent, Inc., Class A	(49,074)	(1,166,489)
Datadog, Inc., Class A	(13,201)	(1,171,985)
Digital Turbine, Inc.	(71,838)	(1,035,186)
DocuSign, Inc.	(23,929)	(1,279,484)
Elastic NV	(16,633)	(1,193,251)
HubSpot, Inc.	(4,256)	(1,149,631)
Palantir Technologies, Inc., Class A	(175,624)	(1,427,823)
SentinelOne, Inc., Class A	(50,290)	(1,285,412)
Smartsheet, Inc., Class A	(41,170)	(1,414,601)
Trade Desk, Inc. (The), Class A	(22,105)	(1,320,774)
Unity Software, Inc.	(31,225)	(994,828)
Zscaler, Inc.	(8,596)	(1,412,925)
		(18,895,048)
Specialty Retail - (2.7)%
Bath & Body Works, Inc.	(37,826)	(1,233,128)
Carvana Co.	(39,603)	(803,941)
Dick's Sporting Goods, Inc.	(12,985)	(1,358,750)
Five Below, Inc.	(10,944)	(1,506,660)
Floor & Decor Holdings, Inc., Class A	(16,329)	(1,147,276)
RH	(5,168)	(1,271,690)
Williams-Sonoma, Inc.	(9,120)	(1,074,792)
		(8,396,237)
Textiles, Apparel & Luxury Goods - (1.4)%
Capri Holdings Ltd.	(28,185)	(1,083,432)
Crocs, Inc.	(18,153)	(1,246,385)
PVH Corp.	(21,801)	(976,685)
Under Armour, Inc., Class A	(159,599)	(1,061,333)
		(4,367,835)
Trading Companies & Distributors - (1.1)%
Air Lease Corp.	(37,218)	(1,154,130)
SiteOne Landscape Supply, Inc.	(10,640)	(1,108,050)
United Rentals, Inc.	(4,560)	(1,231,747)
		(3,493,927)
Water Utilities - (0.8)%
American Water Works Co., Inc.	(9,120)	(1,187,059)
Essential Utilities, Inc.	(27,881)	(1,153,716)
		(2,340,775)
TOTAL COMMON STOCKS (PROCEEDS $(291,457,328))		(239,962,490)

TOTAL SHORT POSITIONS (Proceeds $(291,457,328))		(239,962,490)

Total Investments - (0.5)% (Cost $(27,590,371))		(1,463,538)
Other assets less liabilities - 100.5%		313,787,965
Net Assets - 100.0%		312,324,427

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $180,370,382.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2022

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	38,909,091	10/2/2023	Morgan Stanley	3.43%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	(3,474,596)
USD	(33,923,428)	10/2/2023	Morgan Stanley	2.68%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	5,884,208
							2,409,612

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 96.7%

Commercial Services & Supplies - 0.4%
Befesa SA	432	13,178

Construction & Engineering - 3.3%
Quanta Services, Inc.	210	26,752
Vinci SA	1,104	88,679
		115,431
Diversified Telecommunication Services - 3.1%
Cellnex Telecom SA	663	20,441
China Tower Corp. Ltd., Class H	456,844	48,804
Cogent Communications Holdings, Inc.	180	9,389
Deutsche Telekom AG (Registered)	1,795	30,770
		109,404
Electric Utilities - 16.4%
American Electric Power Co., Inc.	363	31,381
Avangrid, Inc.	726	30,274
Contact Energy Ltd.	2,886	12,090
Duke Energy Corp.	342	31,813
Edison International	723	40,907
EDP - Energias do Brasil SA	7,200	29,137
Emera, Inc.	438	17,722
Enel SpA	4,230	17,335
Evergy, Inc.	522	31,007
Eversource Energy	477	37,187
Fortis, Inc.	774	29,406
Iberdrola SA	2,539	23,604
NextEra Energy, Inc.	553	43,361
OGE Energy Corp.	438	15,969
Orsted A/S	177	14,084
PG&E Corp.*	1,101	13,763
Pinnacle West Capital Corp.	279	17,998
Southern Co. (The)	552	37,536
SSE plc	1,956	33,164
Verbund AG	288	24,541
Xcel Energy, Inc.	609	38,976
		571,255
Electrical Equipment - 0.5%
EnerSys	321	18,673

Equity Real Estate Investment Trusts (REITs) - 15.2%
American Tower Corp.	1,388	298,004
Crown Castle, Inc.	1,228	177,507
SBA Communications Corp.	195	55,507
		531,018
Gas Utilities - 5.6%
Atmos Energy Corp.	147	14,972
Beijing Enterprises Holdings Ltd.	4,500	12,590
Brookfield Infrastructure Corp., Class A	288	11,722
China Resources Gas Group Ltd.	5,200	16,413
Enagas SA	2,334	36,023
ENN Energy Holdings Ltd.	2,776	36,939
National Fuel Gas Co.	330	20,311
Snam SpA	7,287	29,436
UGI Corp.	486	15,712
		194,118
Independent Power and Renewable Electricity Producers - 3.8%
AES Corp. (The)	636	14,374
Atlantica Sustainable Infrastructure plc	324	8,521
Capital Power Corp.	567	19,251
China Longyuan Power Group Corp. Ltd., Class H	6,000	7,503
China Resources Power Holdings Co. Ltd.	8,000	12,348
Clearway Energy, Inc.	876	27,901
Innergex Renewable Energy, Inc.	1,401	17,637
RWE AG	234	8,610
TransAlta Renewables, Inc.	1,611	17,050
		133,195
Interactive Media & Services - 1.1%
Alphabet, Inc., Class C*	407	39,133

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc.*	201	22,713

IT Services - 0.2%
GDS Holdings Ltd., Class A*	3,675	8,093

Media - 0.5%
SES SA, ADR	3,297	18,068

Multi-Utilities - 10.9%
Algonquin Power & Utilities Corp.	3,021	33,002
Atco Ltd., Class I	714	21,942
Canadian Utilities Ltd., Class A	1,290	33,554
CenterPoint Energy, Inc.	264	7,440
Consolidated Edison, Inc.	591	50,684
DTE Energy Co.	66	7,593
National Grid plc	9,224	95,190
REN - Redes Energeticas Nacionais SGPS SA	2,436	5,746
Sempra Energy	681	102,109
WEC Energy Group, Inc.	270	24,146
		381,406
Oil, Gas & Consumable Fuels - 24.6%
Cheniere Energy, Inc.	498	82,623
Enbridge, Inc.	7,599	281,769
Keyera Corp.	1,404	28,906
Kinder Morgan, Inc.	10,401	173,073
ONEOK, Inc.	2,613	133,890
Pembina Pipeline Corp.	426	12,940
TC Energy Corp.	2,019	81,324

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Shares	Value ($)
Williams Cos., Inc. (The)	2,178	62,356
		856,881
Road & Rail - 1.8%
Aurizon Holdings Ltd.	14,721	32,344
Norfolk Southern Corp.	30	6,289
Union Pacific Corp.	118	22,989
		61,622
Software - 0.5%
Microsoft Corp.	77	17,933

Transportation Infrastructure - 5.7%
Atlas Arteria Ltd.	6,960	27,522
China Merchants Port Holdings Co. Ltd.	11,088	13,838
COSCO SHIPPING Ports Ltd.	26,889	16,847
Grupo Aeroportuario del Sureste SAB de CV, ADR	152	29,818
Hutchison Port Holdings Trust	89,592	16,432
Qube Holdings Ltd.	4,299	6,786
Shenzhen Expressway Corp. Ltd., Class H	14,000	10,194
Transurban Group	8,259	64,779
Westshore Terminals Investment Corp.	702	13,477
		199,693
Water Utilities - 2.4%
American Water Works Co., Inc.	633	82,391

TOTAL COMMON STOCKS (COST $3,785,297)		3,374,205

MASTER LIMITED PARTNERSHIPS - 0.6%

Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP (Cost $19,868)	2,014	22,214

EXCHANGE TRADED FUNDS - 0.2%

SPDR S&P Global Infrastructure ETF (Cost $7,423)	155	7,406

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Transportation Infrastructure - 0.0%
Atlas Arteria Ltd., expiring 10/6/2022* (Cost $–)	3,569	—
Total Investments - 97.5% (Cost $3,812,588)		3,403,825
Other assets less liabilities - 2.5%		87,773
Net Assets - 100.0%		3,491,598

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt

AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of September 30, 2022:

Australia	3.8%
Austria	0.7%
Brazil	0.8%
Canada	17.8%
China	5.3%
Denmark	0.4%
France	2.5%
Germany	1.1%
Hong Kong	0.5%
Italy	1.3%
Luxembourg	0.5%
Mexico	0.9%
New Zealand	0.3%
Portugal	0.2%
Spain	2.9%
United Kingdom	3.7%
United States	54.8%
Other(1)	2.5%
100.0%

(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

September 30, 2022 (Unaudited)

Investment Valuation

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2022 for each Fund based upon the three levels defined above:

AGFiQ U.S. Market Neutral Anti-Beta Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Assets
Common Stocks*	$238,498,952	$—	$—	$238,498,952
Liabilities
Common Stocks*	(239,962,490)	—	—	(239,962,490)
Total Investments	$(1,463,538)	$—	$—	$(1,463,538)
Other Financial Instruments
Assets
Swap Agreements**	$—	$5,884,208	$—	$5,884,208
Liabilities
Swap Agreements**	—	(3,474,596)	—	(3,474,596)
Total Other Financial Instruments	$—	$2,409,612	$—	$2,409,612

AGFiQ Global Infrastructure ETF
Investments
Common Stocks
Commercial Services & Supplies	$—	$13,178	$—	$13,178
Construction & Engineering	26,752	88,679	—	115,431
Diversified Telecommunication Services	9,389	100,015	—	109,404
Electric Utilities	446,437	124,818	—	571,255
Gas Utilities	62,717	131,401	—	194,118
Independent Power and Renewable Electricity Producers	104,734	28,461	—	133,195
IT Services	—	8,093	—	8,093
Media	—	18,068	—	18,068
Multi-Utilities	280,470	100,936	—	381,406
Road & Rail	29,278	32,344	—	61,622
Transportation Infrastructure	43,295	156,398	—	199,693
Other*	1,568,742	—	—	1,568,742
Exchange Traded Funds	7,406	—	—	7,406
Master Limited Partnerships	22,214	—	—	22,214
Rights	—	—	—	—
Total Investments	$2,601,434	$802,391	$—	$3,403,825

*	See Schedules of Investments for segregation by industry type.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.